TOEWS TACTICAL OCEANA FUND

Ticker Symbol: THIDX

TOEWS TACTICAL MONUMENT FUND

Ticker Symbol: THLGX

TOEWS TACTICAL OPPORTUNITY FUND

Ticker Symbol: THSMX

(each a series of Northern Lights Fund Trust (the “Trust”))

Supplement dated December 23, 2020 (effective at the close of business) to the Prospectus and Statement of Additional Information dated August 28, 2020

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Effective January 22, 2021, please be advised that the names of the below Funds will be changed. All disclosures to the contrary in the Prospectus and SAI should be disregarded.

Current Fund Name	New Fund Name
Toews Tactical Oceana Fund	Toews Hedged Oceana Fund
Toews Tactical Monument Fund	Toews Hedged U.S. Fund
Toews Tactical Opportunity Fund	Toews Hedged U.S. Opportunity Fund

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This Supplement and the existing Prospectus dated August 28, 2020, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2020, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-877-558-6397.

Please retain this Supplement for future reference.